Summary of Significant Accounting Policies - Cost of revenues (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract costs	¥ 425,361	¥ 529,358	¥ 51,151
Capitalization of contract cost	145,039	425,361	529,358
Impairment on capitalized contract cost	0	0	0
Sales of batteries and other components | Selling, general and administrative
Shipping and logistics cost	¥ 108,436	¥ 174,688	¥ 205,631